Cash flows from financing activities	6 Months Ended
Jun. 30, 2026
Cash Flows From Financing Activities
Cash flows from financing activities

21. Cash flows from financing activities

Reconciliation of cash flows from liabilities arising from financing activities

	Quoted in the secondary market	Other debt contracts in Brazil	Other debt contracts on the international market	Total loans and borrowings	Subordinated notes	Total
Balance as of December 31, 2025	10,053	285	7,796	18,134	745	18,879
Additions	–	–	1,123	1,123	–	1,123
Payments	(39)	(173)	(986)	(1,198)	–	(1,198)
Interest paid (i)	(313)	(10)	(190)	(513)	(11)	(524)
Cash flow from financing activities	(352)	(183)	(53)	(588)	(11)	(599)
Effect of exchange rate	154	12	2	168	–	168
Interest accretion	392	5	193	590	23	613
Non-cash changes	546	17	195	758	23	781
Balance as of June 30, 2026	10,247	119	7,938	18,304	757	19,061

Balance as of December 31, 2024	8,539	337	5,916	14,792	–	14,792
Additions	1,830	–	1,457	3,287	–	3,287
Payments	(361)	(22)	(587)	(970)	–	(970)
Interest paid (i)	(309)	(9)	(191)	(509)	–	(509)
Cash flow from financing activities	1,160	(31)	679	1,808	–	1,808
Transfer to held for sale	(210)	(30)	–	(240)	–	(240)
Effect of exchange rate	168	24	24	216	–	216
Interest accretion	393	9	168	570	–	570
Non-cash changes	351	3	192	546	–	546
Balance as of June 30, 2025	10,050	309	6,787	17,146	–	17,146

(i) Classified as operating activities in the statement of cash flows.

Fundings in 2026

•	In the second quarter of 2026, the Company contracted loans of US$161 (R$812 million), indexed to SOFR plus spread adjustments, with maturities between 2027 and 2031.
•	In the first quarter of 2026, the Company contracted loans of US$962 (R$5,016 million) indexed to SOFR plus spread adjustments with maturities between 2027 and 2031.

Payments in 2026

•	In July 2026 (subsequent event), the Company prepaid US$500 (R$2,532 million) of its debt facility, which was originally due to mature in 2029.
•	In the second quarter of 2026, the Company settled loans of US$81 (R$415 million) and paid interest on debentures in the amount of US$79 (R$399 million).
•	In the first quarter of 2026, the Company settled loans of US$1,117 (R$5,864 million).

Fundings in 2025

•	In the second quarter of 2025, the Company (i) contracted loans of US$596 (R$3,326 million), indexed to SOFR plus spread adjustments, with maturities between 2026 and 2030, and (ii) issued debentures of US$1,080 (R$6 billion), indexed to Brazilian Consumer Price Index (IPCA) plus 6.76% to 6.89% per year, paid semi-annually. The issuance was structured in three series of US$363 (R$2 billion) each, maturing in 2032, 2035, and 2037. The proceeds will be used in infrastructure investment projects related to railway concessions.
•	In the first quarter of 2025, the Company (i) contracted loans of US$861 (R$5,025 million) indexed to SOFR plus spread adjustments with maturities between 2026 and 2029, and (ii) issued bonds of US$750 (R$4,324 million) with a coupon of 6.40% per year, payable semi-annually, and maturing in 2054.

Payments in 2025

•	In the second quarter of 2025, the Company paid interest on debentures in the amount of US$28 (R$164 million).
•	In the first quarter of 2025, the Company settled loans of US$150 (R$862 million) and redeemed notes maturing in 2034, 2036, and 2039 in the total amount of US$329 (R$1,890 million) and paid a premium of US$44 (R$254 million), recorded as “Bond premium repurchase” in the financial results of the period.